Financial risk management - Disclosure of detailed information about hedging instruments (Details) £ in Millions	12 Months Ended
	Mar. 31, 2026 GBP (£)	Mar. 31, 2025 GBP (£)	Mar. 31, 2024 GBP (£)	Mar. 31, 2026 $ / £	Mar. 31, 2026 € / £	Mar. 31, 2026 $ / €	Mar. 31, 2026	Mar. 31, 2025 $ / £	Mar. 31, 2025 € / £	Mar. 31, 2025 $ / €	Mar. 31, 2025	Mar. 31, 2023 GBP (£)
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	£ (120)	£ 218	£ 240
Net gains in respect of cost of hedging	36	(52)	26
Net gains (losses) in respect of net investment hedges	32	56	62
Reclassification of foreign currency translation reserve	(76)	0	0
Other equity reserves – cost of hedging balances	(4,542)	(4,233)	(3,990)									£ (3,860)
Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(30)	(57)	£ (18)									£ (38)
Fair value hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	0	0
Net gains in respect of cost of hedging	10	(14)
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	1	1
Reclassification of foreign currency translation reserve	0
Fair value hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.11	1.05			1.11	1.05
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | GBP | SONIA
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							(2.61%)				(2.60%)
Fair value hedges | Foreign currency and interest rate risk | Bottom of range | USD | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							1.18%				0.83%
Fair value hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate					1.24	1.15			1.24	1.15
Fair value hedges | Foreign currency and interest rate risk | Top of range | GBP | SONIA
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							3.74%				3.74%
Fair value hedges | Foreign currency and interest rate risk | Top of range | USD | SOFR
Disclosure of detailed information about financial instruments [line items]
Borrowings, adjustment to interest rate basis							2.23%				2.23%
Fair value hedges | Foreign currency and interest rate risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	0
Fair value hedges | Foreign currency and interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		0
Fair value hedges | Foreign currency and interest rate risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	9
Fair value hedges | Foreign currency and interest rate risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		32
Fair value hedges | Foreign currency and interest rate risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	62
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(253)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(118)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(397)
Fair value hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(458)
Fair value hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(14)	(24)
Cash flow hedges | Foreign currency and interest rate risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	378	26
Net gains in respect of cost of hedging	29	(36)
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	(484)	182
Transferred to profit or loss in respect of cost of hedging	(1)	(3)
Reclassification of foreign currency translation reserve	0
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.30	1.08	1.06		1.30	1.08	1.06
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							0.976%				0.976%
Cash flow hedges | Foreign currency and interest rate risk | Bottom of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							2.755%				2.095%
Cash flow hedges | Foreign currency and interest rate risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.66	1.19	1.15		1.66	1.19	1.15
Cash flow hedges | Foreign currency and interest rate risk | Top of range | GBP
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							7.41%				7.41%
Cash flow hedges | Foreign currency and interest rate risk | Top of range | USD
Disclosure of detailed information about financial instruments [line items]
Borrowings, interest rate							5.989%				5.989%
Cash flow hedges | Foreign currency and interest rate risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	0
Cash flow hedges | Foreign currency and interest rate risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		1
Cash flow hedges | Foreign currency and interest rate risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	20
Cash flow hedges | Foreign currency and interest rate risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		194
Cash flow hedges | Foreign currency and interest rate risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	424
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(50)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(23)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(183)
Cash flow hedges | Foreign currency and interest rate risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(103)
Cash flow hedges | Foreign currency and interest rate risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	(25)	(54)
Cash flow hedges | Currency risk
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	12	(12)
Net gains in respect of cost of hedging	0	0
Net gains (losses) in respect of net investment hedges	0	0
Transferred to profit or loss in respect of cash flow hedges	(5)	6
Transferred to profit or loss in respect of cost of hedging	0	0
Reclassification of foreign currency translation reserve	0
Cash flow hedges | Currency risk | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.26	1.11			1.25	1.11
Cash flow hedges | Currency risk | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.36	1.19			1.30	1.21
Cash flow hedges | Currency risk | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	0	0
Cash flow hedges | Currency risk | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		3
Cash flow hedges | Currency risk | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	2
Cash flow hedges | Currency risk | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		1
Cash flow hedges | Currency risk | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	4
Cash flow hedges | Currency risk | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(6)
Cash flow hedges | Currency risk | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(12)
Cash flow hedges | Currency risk | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(41)
Cash flow hedges | Currency risk | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(15)
Cash flow hedges | Currency risk | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	0	0
Net investment hedges
Disclosure of detailed information about financial instruments [line items]
Net gains in respect of cash flow hedges	0	0
Net gains in respect of cost of hedging	1	4
Net gains (losses) in respect of net investment hedges	32	56
Transferred to profit or loss in respect of cash flow hedges	0	0
Transferred to profit or loss in respect of cost of hedging	(4)	(4)
Reclassification of foreign currency translation reserve	(8)
Net investment hedges | Bottom of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.29	1.15			1.26	1.19
Net investment hedges | Top of range
Disclosure of detailed information about financial instruments [line items]
Closing foreign exchange rate				1.36	1.16			1.29	1.21
Net investment hedges | Liabilities – non-current | Non-derivatives hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(1,694)	(1,734)
Net investment hedges | Current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		6
Net investment hedges | Current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	7
Net investment hedges | Non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets		0
Net investment hedges | Non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, assets	2
Net investment hedges | Derivative liabilities - current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(2)
Net investment hedges | Derivative liabilities - current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(2)
Net investment hedges | Derivative liabilities - non-current
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities		(1)
Net investment hedges | Derivative liabilities - non-current | Derivative hedging instrument
Disclosure of detailed information about financial instruments [line items]
Hedging instrument, liabilities	(14)
Net investment hedges | Cost of hedging
Disclosure of detailed information about financial instruments [line items]
Other equity reserves – cost of hedging balances	£ 0	£ 3